Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination
Schedule of acquisition date fair value of each major class of consideration

The following table summarizes the acquisition date fair value of each major class of consideration:

(in $ millions)	$
Cash	181
Equity instruments (8,173,375 ordinary shares) measured based on the listed share price of the Company at January 31, 2022 of $5.66 per share	46
227

Schedule of assets acquired and liabilities

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

(in $ millions)	$
Property, plant and equipment	32
Right-of-use assets	35
Intangible assets	69
Merchandise inventories	50
Trade and other receivables	10
Cash and cash equivalents	16
Loans and borrowings	(18)
Lease liabilities	(37)
Deferred tax liabilities	(21)
Trade payables and other liabilities	(51)
Identifiable net assets acquired	85
Less: Non-controlling interest proportionate share of identifiable net assets	(21)
Goodwill on acquisition (described below)	163
Purchase consideration	227